NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Current Assets	$ 9,607	$ 11,978
Non-Current Assets	94,983	116,172
Current Liabilities	10,903	15,260
Non-Current Liabilities	63,834	77,350
Non-Controlling Interest in Operating Subsidiaries	1,700	1,800
Dividend recapitalization	1,700
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	265	322
Non-Current Assets	5,882	7,046
Current Liabilities	561	610
Non-Current Liabilities	3,725	4,503
Non-Controlling Interest in Operating Subsidiaries	365	443
Partnership capital	1,496	1,812
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	871	652
Non-Current Assets	2,936	3,157
Current Liabilities	745	707
Non-Current Liabilities	3,779	3,950
Non-Controlling Interest in Operating Subsidiaries	(402)	(489)
Partnership capital	(315)	(359)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Current Assets	293	517
Non-Current Assets	1,175	1,381
Current Liabilities	448	259
Non-Current Liabilities	451	1,061
Non-Controlling Interest in Operating Subsidiaries	495	506
Partnership capital	74	72
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Current Assets	49	1,601
Non-Current Assets	1,045	1,176
Current Liabilities	31	976
Non-Current Liabilities	708	803
Non-Controlling Interest in Operating Subsidiaries	246	691
Partnership capital	109	307
North American residential infrastructure operation
Disclosure of subsidiaries [line items]
Current Assets	968
Non-Current Assets	8,603
Current Liabilities	834
Non-Current Liabilities	4,906
Non-Controlling Interest in Operating Subsidiaries	2,827
Partnership capital	1,004
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Current Assets		969
Non-Current Assets		8,943
Current Liabilities		931
Non-Current Liabilities		5,208
Non-Controlling Interest in Operating Subsidiaries		2,784
Partnership capital		989
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	423	220
Non-Current Assets	1,415	1,240
Current Liabilities	285	281
Non-Current Liabilities	1,039	1,049
Non-Controlling Interest in Operating Subsidiaries	516	228
Partnership capital	(2)	(98)
European residential infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	610	774
Non-Current Assets	3,585	3,939
Current Liabilities	491	676
Non-Current Liabilities	1,454	1,761
Non-Controlling Interest in Operating Subsidiaries	1,705	1,717
Partnership capital	545	559
North American rail operation
Disclosure of subsidiaries [line items]
Current Assets	748	1,406
Non-Current Assets	10,142	9,560
Current Liabilities	587	884
Non-Current Liabilities	5,867	5,744
Non-Controlling Interest in Operating Subsidiaries	3,995	3,895
Partnership capital	441	443
U.K. ports operation
Disclosure of subsidiaries [line items]
Current Assets	130
Non-Current Assets	1,261
Current Liabilities	56
Non-Current Liabilities	958
Non-Controlling Interest in Operating Subsidiaries	152
Partnership capital	225
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	75	83
Non-Current Assets	192	170
Current Liabilities	61	67
Non-Current Liabilities	8	14
Non-Controlling Interest in Operating Subsidiaries	137	118
Partnership capital	61	54
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Current Assets	2,346	394
Non-Current Assets	10,005	10,876
Current Liabilities	1,565	1,072
Non-Current Liabilities	6,213	5,899
Non-Controlling Interest in Operating Subsidiaries	3,512	3,350
Partnership capital	1,061	949
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Current Assets	751	503
Non-Current Assets	12,976	14,107
Current Liabilities	1,455	1,551
Non-Current Liabilities	6,933	7,259
Non-Controlling Interest in Operating Subsidiaries	2,327	2,532
Partnership capital	3,012	3,268
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	296	324
Non-Current Assets	3,021	3,763
Current Liabilities	197	248
Non-Current Liabilities	1,642	1,655
Non-Controlling Interest in Operating Subsidiaries	909	1,567
Partnership capital	569	617
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Current Assets	128	179
Non-Current Assets	3,486	3,887
Current Liabilities	169	253
Non-Current Liabilities	2,033	2,425
Non-Controlling Interest in Operating Subsidiaries	1,009	985
Partnership capital	403	403
U.S. refined products pipeline system
Disclosure of subsidiaries [line items]
Current Assets		293
Non-Current Assets		11,138
Current Liabilities		416
Non-Current Liabilities		7,655
Non-Controlling Interest in Operating Subsidiaries		2,863
Partnership capital		497
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Current Assets	281	734
Non-Current Assets	4,463	5,501
Current Liabilities	363	299
Non-Current Liabilities	3,411	5,888
Non-Controlling Interest in Operating Subsidiaries	691	34
Partnership capital	279	14
Australian data center operation
Disclosure of subsidiaries [line items]
Current Assets	10	47
Non-Current Assets	626	662
Current Liabilities	12	158
Non-Current Liabilities	148	13
Non-Controlling Interest in Operating Subsidiaries	340	391
Partnership capital	136	147
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Current Assets	789	699
Non-Current Assets	10,343	9,416
Current Liabilities	991	1,243
Non-Current Liabilities	9,890	9,725
Non-Controlling Interest in Operating Subsidiaries	(75)	(938)
Partnership capital	326	85
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Current Assets	357	121
Non-Current Assets	4,984	2,694
Current Liabilities	429	400
Non-Current Liabilities	2,617	905
Non-Controlling Interest in Operating Subsidiaries	1,879	1,228
Partnership capital	416	282
U.S. bulk fiber network
Disclosure of subsidiaries [line items]
Current Assets		444
Non-Current Assets		7,183
Current Liabilities		1,530
Non-Current Liabilities		2,343
Non-Controlling Interest in Operating Subsidiaries		2,951
Partnership capital		803
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	615	406
Non-Current Assets	450	358
Current Liabilities	2,044	2,168
Non-Current Liabilities	5,795	6,128
Non-Controlling Interest in Operating Subsidiaries	(364)	(389)
Partnership capital	$ (6,410)	$ (7,143)